SCHEDULE OF ASSUMPTIONS USED TO CALCULATE FAIR VALUE OF OPTIONS GRANTED UNDER 2010 PLAN (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Dividend yield
Volatility	138.30%	92.70%
Risk-free interest rate	4.45%	2.45%
Expected lives (years)	2 years	2 years
Weighted average fair value	$ 4.160	$ 7.350